FRANKLIN TAX-FREE TRUST

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Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2011, the municipal bond market posted a gain of 6.39% as measured by the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade municipal securities.1 During the same period, Treasuries fared well, rising 7.08% according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.1

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the economic recovery appeared to stall with real gross domestic product rising modestly in the first half of 2011. In Europe, several countries struggled with financial challenges. Amid this volatile environment, the municipal bond market delivered strong results. The tax-exempt market enjoyed an extended period of low supply, thus reducing the availability of bonds to meet investor demand. This reduced supply resulted mostly from the expiration of the Build America Bonds (BAB) program. Total municipal bond issuance was $165 billion from January through August 2011, or approximately 37% less than the same period in 2010.2

The Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates further supported the municipal market. Municipal bond tax-exempt yields generally were more attractive than those of other high-quality, taxable bonds.

On August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. Independent credit rating agency Standard & Poor’s (S&P) lowered the country’s long-term rating to AA+ from AAA, citing political risks and a rising debt burden.3 A few days later, S&P similarly lowered the long-term ratings of government-sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac. In addition, municipal bonds backed by the U.S. government or GSEs were downgraded along with the country’s rating.

S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipals and housing bonds tied to federal subsidy programs were affected by the downgrade. The rating agency continues to

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. Source: Thomson Reuters.

3. These do not indicate ratings of the Funds.

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review the universe of credits, stating that state and municipal governments that rely less on the national government for revenue and that manage their budgets well enough to weather declines in such funding may retain AAA ratings.

Moody’s Investors Service, another independent credit rating agency, on July 19, 2011, placed five AAA-rated states on its watch list for potential rating cuts based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the AAA rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government. The same credits are currently assigned a negative outlook based on the identification of certain shared characteristics. The rating agencies planned to review the group of securities based on individual merit in subsequent weeks.

Raising the debt ceiling was agreed upon only with stipulations. Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect it to impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. One important element to recognize is that most states are constitutionally required to balance their budgets regardless of any monetary changes in aid received from the federal government.

During this reporting period, state and local officials made unpopular and difficult decisions to close budget gaps. Proactive states successfully balanced and passed budgets on time using a variety of measures. For example, they raised tuition and fees at higher education institutions, reduced government expenditures by eliminating and consolidating departments, and lowered aid to various programs. Despite the challenges, many states continued to show mild growth in state revenues.

At period-end, the current climate of low tax-exempt issuance and accommodative Fed policy led us to maintain a positive view of the municipal bond market. Municipal bonds continued to offer attractive yields when compared with Treasury bonds. The 10-year and 30-year municipal bond yields were as much as 100.3% and 107.2% of comparable-maturity Treasury bond yields, as of August 31, 2011. We intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market to offer our shareholders a monthly tax-free distribution.

The foregoing information reflects our analysis and opinions as of August 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

The mixture of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Arizona Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Arizona Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthi-ness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Arizona Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.30 on February 28, 2011, to $10.78 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 24.08 cents per share for the same period.2 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.21% based

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 78.

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*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

on an annualization of the current 3.95 cent per share dividend and the maximum offering price of $11.26 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Arizona personal income tax bracket of 37.95% would need to earn a distribution rate of 6.78% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Arizona’s population growth, which has roughly tripled that of the U.S. since 2001, continued despite payroll declines, rising unemployment and stressed real estate values. Some areas of the Arizona economy showed improvement, but a weak housing market and a foreclosure rate that ranked among the nation’s highest took its toll. The state’s housing sector struggled, with home values in broad-based decline albeit at a more modest pace than in 2009 or 2010. This environment resulted in construction-related sales tax declines, personal wealth loss, and lowered home-value assessments that will likely continue to impact Arizona’s municipal entities well into fiscal year 2012.

Although construction represented a disproportionate share of Arizona’s employment mix in the past, this segment of the state economy shrank with the recession and real estate crash. Ongoing job losses in financial industries also persisted through August 2011, while layoffs in the government sector, business services and other services industries gathered momentum, offset by gains in more robust industries such as education and health services, manufacturing, trade, transport and utilities. Arizona’s seasonally adjusted unemployment rate declined from 9.6% in February 2011 to 9.3% in August 2011, but stayed above

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the national rate of 9.1%.3 Strong population growth benefited the state’s economy and finances but pressured state services such as education, public safety, and health and human services.

With Arizona operating on an increasingly tight budget amid multiyear revenue declines, the state has made temporary and permanent reductions, and it has also pulled in significant one-time outside reserves and used deficit bonds to bridge the budget gaps. Fiscal year 2011 revenues showed some improvement over prior recessionary levels and were tracking slightly above forecast in terms of sales and use tax as well as income tax collections. The fiscal year 2012 budget brought further budget-balancing actions, primarily Medicaid and education-related cuts. Even though fiscal year-to-date 2011 collections were higher than expected, total revenues needed to exceed forecasts for the state to cover the fiscal year 2011 general fund deficit.

Arizona does not issue general obligation bonds but instead issues appropriation-backed lease debt and revenue bonds. As expected, Arizona experienced a large increase in debt due to the issuance of certificates of participation to help close its budget gap, yet debt levels remained moderate. Overall, Arizonans shoulder a net tax-supported debt per capita of $910 or 2.8% of personal income, compared with the national medians of $1,066 and 2.8%.4 In April 2011, independent credit rating agency Standard & Poor’s (S&P) assigned the state an issuer rating of AA- with a negative outlook.5 The rating reflected Arizona’s modest but rising debt levels, general fund deficits since fiscal year 2008, significant reliance on nonrecurring resources to balance state budgets, slower revenue growth and tightened liquidity. It also accounted for the state’s diverse economy and favorable longer-term economic prospects aided by its competitive position and population growth. However, due to the significant housing market downturn, S&P projected that economic recovery in Arizona could take longer than in most other states.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Arizona Tax-Free Income Fund 8/31/11

*Does not include short-term investments and other net assets.

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Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of 8/31/11

Franklin Arizona Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

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Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Arizona personal income tax rate of 37.95%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.55% and +5.24%.

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Your Fund’s Expenses

Franklin Arizona Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; B: 1.17%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin Colorado Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthi-ness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Colorado Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.09 on February 28, 2011, to $11.65 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 26.01 cents per share for the same period.2 The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 86.

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*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

4.21% based on an annualization of the current 4.27 cent per share dividend and the maximum offering price of $12.17 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Colorado personal income tax bracket of 38.01% would need to earn a distribution rate of 6.79% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Colorado’s broad and diverse economy, with below-average employment concentration in manufacturing and a variety of service sector strengths, continued to rebound from the recession albeit with a slower pace of job creation than the nation’s. The state’s unemployment rate stood at 8.5% in August 2011, comparing well to the 9.1% U.S. average.3 Colorado is a relatively wealthy state — in addition to better-than-average employment and education levels, Coloradans enjoyed relatively higher incomes and populations trends than the nation, despite the persistently sluggish economic recovery.

For fiscal year 2011, the state projected a modest recovery in revenues as it sought to address a budget shortfall, with muted employment and income figures weighing on tax receipts. A large revenue upswing in the 2011 fiscal year was attributable to strong growth in individual income tax receipts as well as sales and use taxes. With expectations for a tepid recovery firmly in place,

3. Source: Bureau of Labor Statistics.

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Colorado legislators did not expect this level of momentum to carry into fiscal year 2012. Potentially weighing on state finances were continued weakness in the housing sector, the stubbornly stagnant labor market (suppressing growth in consumer spending and sales tax collections), and little probability of another stock market rebound like the one that fueled fiscal year 2011 capital gains-related tax collections.

Colorado’s constitution prohibits the state from issuing general obligation debt and so it is among the states with the lowest net tax-supported debt. The state’s net tax-supported debt in June 2011 was just $524 per state resident and 1.3% of personal income, compared with the $1,066 and 2.8% national medians.4 Independent credit rating agency Standard & Poor’s assigned Colorado an issuer rating of AA with a stable outlook.5 The rating and outlook reflected the state’s relatively strong economic fundamentals despite the challenging national economic environment and good financial performance that led to strong cash reserves at the state’s fiscal year-end. The outlook also recognized the state’s financial flexibility and willingness to revise its budget as revenues slowed or declined.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Standard & Poor’s rating of the Fund.

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Performance Summary as of 8/31/11

Franklin Colorado Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 19

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Colorado personal income tax rate of 38.01%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.30% and +6.48%.

Semiannual Report | 21

Your Fund’s Expenses

Franklin Colorado Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 23

Franklin Connecticut Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

24 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 22.99 cents per share for the same period.2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.01% based on an annualization of the 3.80 cent per share dividend and the maximum offering price of $11.38 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Connecticut personal income tax bracket of 39.36% would need to earn a distribution rate of 6.61% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Connecticut’s sizable and well-diversified economy continued to recover slowly during the six-month period ended August 31, 2011. The state outpaced the nation in tax revenue growth as it enjoyed high wealth and income levels per capita. Connecticut’s above-average reliance on economically sensitive industries such as finance, insurance and real estate, which has resulted in a volatile revenue base during economic contractions, has significantly supported the state’s wealth during economic expansions. Although the state’s

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 25

housing market remained weak, it showed signs of improvement as its foreclosure rate remained among the nation’s lowest. The state’s continued economic recovery resulted in slight gains for many sectors, led by construction and professional and business services. The government, other services and financial activities sectors lost jobs. Although Connecticut’s unemployment rate doubled since mid-2007 to 9.0% in August 2011, it remained in line with the 9.1% national rate.3

Connecticut is the nation’s wealthiest state, and its personal income, capital gains and sales tax receipts generally have contributed significantly to its biennial budget. The state closed its fiscal year 2011 budget with a general fund surplus, largely by using fund reserves from fiscal year 2010, federal stimulus funds and other nonrecurring measures. Whereas the state’s budget for the 2010-2011 biennium depended on federal stimulus funds and other non-recurring measures to close significant budget gaps, the approved budget for the 2012-2013 biennium bridged large budget gaps through structural solutions. These included revenue enhancements, spending reduction measures, and a labor savings and concessions agreement, which the state’s unionized employees overwhelmingly approved in a second vote on August 18, a few months after the budget was approved.

Connecticut’s debt levels were among the nation’s highest, with net tax-supported debt at 9.5% of personal income and $5,236 per capita, compared with the 2.8% and $1,066 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) assigned the state’s general obligation bonds a rating of AA with a stable outlook.5 The rating and outlook reflected the state’s large and diverse economy, high wealth and income levels, active revenue monitoring, flexibility to manage budget volatility and adequate operating liquidity despite ongoing budget shortfalls. Connecticut’s history of highly cyclical budget performance, which has led the state to issue debt to cover operating deficits in recessionary periods, as well as its high debt levels and large unfunded pension liabilities, also affected S&P’s opinion of the state’s creditworthiness.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate S&P’s rating of the Fund.

26 | Semiannual Report

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 27

Performance Summary as of 8/31/11

Franklin Connecticut Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

28 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 29

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Connecticut personal income tax rate of 39.36%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.12% and +6.40%.

30 | Semiannual Report

Your Fund’s Expenses

Franklin Connecticut Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 31

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

32 | Semiannual Report

Franklin Michigan Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Michigan Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthi-ness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Michigan Tax-Free Income Fund’s semi-annual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.52 on February 28, 2011, to $11.93 on August 31, 2011. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 102.

Semiannual Report | 33

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares paid dividends totaling 25.36 cents per share for the same period.2 The Performance Summary beginning on page 37 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.04% based on an annualization of the current 4.19 cent per share dividend and the maximum offering price of $12.46 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Michigan personal income tax bracket of 37.83% would need to earn a distribution rate of 6.50% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Following a prolonged stagnant period, Michigan’s economy was in the midst of a recovery during the six-month period, partially due to national economic growth and substantial improvement in vehicle sales growth. Specifically, the Michigan-based auto industry appeared to be stabilizing thanks to emergency federal loans, industry cost-cutting efforts and the nation’s modest recovery from the 2007-2009 recession. The downsizing of the auto industry helped diversify the state’s employment sectors, making Michigan more resilient in the event of a downturn in manufacturing activity. State unemployment was

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

34 | Semiannual Report

11.3% in August 2011, an improvement from its peak jobless rate of 14.1% in late 2009, but above the nation’s unemployment rate of 9.1% at period-end.3 Depressed real estate values and a glut of unsold homes on the market continued to erode household net worth and related state tax receipts. Although Michigan’s new foreclosure activities declined toward period-end, its foreclosure totals ranked among the nation’s top 10. Despite recent improvements in the state’s economic picture, major challenges persisted at period-end, including the need to manage local municipalities hardest hit by economic and demographic contraction, especially in Detroit.

Michigan’s adopted fiscal year 2011 budget was revised several times and balanced through nonrecurring measures consisting primarily of federal stimulus funds and recurring measures that were primarily spending cuts. As the economy improved, the state raised revenue estimates for fiscal years 2011 and 2012, marking the first increase in several years. As a result, the state also increased its estimated general fund balance for fiscal year 2011. Due to the end of federal stimulus funding, plus Medicaid growth and other pressures, Michigan’s fiscal year 2012 was slated to end with a sizable budget shortfall. The governor proposed a fiscal year 2012 budget that largely aimed for structural balance through permanent spending reductions, including significant cuts to aid in local education and municipalities, fund transfers and proposed structural reforms.

Michigan maintains a low net tax-supported debt burden and appeared to have adequate pension funding. Its net tax-supported debt per capita fell for four straight years, and was $762 by mid-2011, or 2.2% of personal income.4 This compared well with the national medians of $1,066 per capita and 2.8% of personal income.4

Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA-rating and stable outlook for Michigan’s general obligation bonds.5 Michigan has kept a comparatively strong financial profile, despite having suffered the heaviest economic pressures in the nation. Its general obligation (GO) debt rating is lower than most other states because of its vulnerability to the domestic automotive industry and its ongoing restructuring in the past decade. Michigan’s credit strengths include the maintenance of positive ending fund balances through prolonged economic decline, a moderate debt

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate S&P’s rating of the Fund.

Portfolio Breakdown

Franklin Michigan Tax-Free Income Fund 8/31/11

*Does not include short-term investments and other net assets.

Semiannual Report | 35

burden with minimal variable-rate exposure, conversion of pensions to defined contribution from defined benefit (in 1997), and conservative revenue forecasting and monitoring practices. Its exposure to financially struggling local entities, population and employment base erosion caused primarily by a decline in factory jobs, and a weakening of personal income trends, however, continues to test those strengths.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Michigan Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 37

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

38 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Michigan personal income tax rate of 37.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.25% and +4.58%.

Semiannual Report | 39

Your Fund’s Expenses

Franklin Michigan Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the 12 months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

40 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.19%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 41

Franklin Minnesota Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Minnesota Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthi-ness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Minnesota Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.92 on February 28, 2011, to $12.36 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 23.06 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.54% based on an annualization of the current 3.81 cent per share dividend and the maximum offering price of $12.91 on August 31, 2011. An

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 111.

42 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

investor in the 2011 maximum combined effective federal and Minnesota personal income tax bracket of 40.10% would need to earn a distribution rate of 5.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Minnesota’s diverse economy continued its modest recovery from the national recession at a faster pace than the national average in certain areas. The state recovery was aided by its increased employment diversity, as it is not overly dependent on any one sector, which can lead to economic weakness beyond that experienced by the country as a whole. Minnesota residents also enjoy personal incomes that have been consistently above the nationwide norm. Its unemployment rate has remained consistently below the national average in recent years and in August stood at 7.2%, which was much lower than the nation’s 9.1% jobless rate.3

After lean times in fiscal years 2009 and 2010, Minnesota’s tax receipts improved enough with the economic rebound to produce a positive fiscal year-end 2011 cash position. However, the state’s quest for a workable budget agreement proved rather elusive during the period under review as a mid-2011 impasse centered on the state legislature’s opposition to the governor’s proposal to generate additional future revenues through new taxes. Minnesota was the only state that failed to sign a balanced budget into law by June 30, the end of the 2011 fiscal year. Minnesota was then forced to immediately shut down

3. Source: Bureau of Labor Statistics.

Semiannual Report | 43

government operations while seeking a budget deal. The ensuing, protracted government shutdown marked the longest in the state’s history, ending after 20 days of deliberation. The delayed, finalized budget did not establish any new permanent revenue streams and instead relied largely on nonrecurring measures to solve the budget gap, and secondarily upon spending reductions across various programs. Recognizing the volatility of capital gains income, which accounted for most of the state’s improved revenue forecast, state officials continued to restrain expenditures.

Minnesota’s debt levels have historically been a neutral to positive part of its credit profile. The state’s debt per capita was $1,159 and 2.8% of personal income, compared with the national medians of $1,066 and 2.8%.4 As Minnesota dealt with the outcome of fiscal stresses placed on revenues during the recession, independent credit rating agency Moody’s Investors Service in August revised the outlook on its general obligation (GO) bonds and state supported debt to negative from stable, while reaffirming the state’s Aa1 GO rating.5 The negative outlook reflected Minnesota’s various challenges while operating in an environment of heightened economic uncertainty: an increasingly negative undesignated unreserved fund balance, substantially depleted reserves, political gridlock that has resulted in reliance on one-time measures to solve the current biennium’s budget gap, and the likelihood of ongoing structural budget weakness as a result of recent stopgap measures. However, the state’s many credit strengths are underscored by a long track record of strong financial management practices and proven ability to weather fiscal challenges, restore structural balance and rebuild its reserves.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Moody’s rating of the Fund.

44 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Minnesota Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 45

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

46 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Minnesota personal income tax rate of 40.10%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.02% and +5.81%.

Semiannual Report | 47

Your Fund’s Expenses

Franklin Minnesota Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

48 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 49

Franklin Ohio Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Ohio Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Ohio Tax-Free Income Fund’s semiannual report for the period ended August 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.99 on February 28, 2011, to $12.48 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 25.99 cents per share for the same period.2 The Performance Summary beginning on page 53 shows that

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 121.

50 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.87% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $13.03 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Ohio personal income tax bracket of 38.85% would need to earn a distribution rate of 6.33% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

Ohio’s economic recovery lagged the national pace but continued to help restore revenues depleted since the recession. The state’s economic mix has grown increasingly diverse, but due to its heightened manufacturing exposure, job growth has consistently underperformed national trends during recessions as well as recoveries. However, Ohio’s nonfarm employment growth resumed in July 2010, two months earlier than U.S. job growth, and has exceeded the nation’s growth rate since, even though its labor force declined slightly. The state’s unemployment rate was 9.1% in August 2011, matching the national average.3 After losing ground relative to U.S. averages for decades, Ohio’s personal income per capita has remained steady and above average since 2008.

The state has a history of strong fiscal management and had implemented timely budget revisions in the past two years as revenues declined. State officials balanced the 2010-2011 biennial budget through spending cuts, revenue

3. Source: Bureau of Labor Statistics.

Semiannual Report | 51

enhancements and significant use of nonrecurring measures, including federal stimulus funds and state reserves. Due to better-than-expected performance across most tax sources in fiscal year 2011, the state improved year-end cash balances as tax receipts increased and were above estimates. The newly adopted 2012-13 biennial budget was balanced with cuts to three-quarters of Ohio state agencies, Medicaid reform (savings and cost containment), reduced aid to local governments and education, expected revenue growth and use of one-time resources in fiscal year 2012. Pension reforms are on the agenda later in the current biennium, with state legislators seeking to eventually shift a portion of the current salary contribution from state and local governments to their employees.

Ohio has maintained a moderate debt level relative to the U.S. as a whole, with net tax-supported debt at $1,007 per capita and 2.8% of personal income, compared with the national medians of $1,066 and 2.8%.4 Independent credit rating agency Standard & Poor’s affirmed Ohio’s AA+ general obligation rating with a negative outlook.5 The rating reflected the state’s vast and diverse economic base, strong management of its capital and debt program, and a track record of taking proactive and timely steps in managing budget shortfalls. The negative outlook reflected the state’s long-running economic underperformance and continued budgetary pressure, increased use of nonrecurring fiscal measures, recent depletion of the state’s budgetary reserve fund, and the ongoing challenges of restoring structural balance and strengthening fund balances to prerecession levels.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Standard & Poor’s rating of the Fund.

52 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Ohio Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 53

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

54 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Ohio personal income tax rate of 38.85%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.52% and +4.95%.

Semiannual Report | 55

Your Fund’s Expenses

Franklin Ohio Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

56 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.19%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 57

Franklin Oregon Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Oregon Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Oregon Tax-Free Income Fund’s semiannual

     AA report for the period ended August 31, 2011.

AAA

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.48 on February 28, 2011, to $11.95 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 25.85 cents per share for the same period.2 The Performance Summary beginning on page 61 shows that

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 134.

58 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.04% based on an annualization of the current 4.20 cent per share dividend and the maximum offering price of $12.48 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Oregon personal income tax bracket of 42.15% would need to earn a distribution rate of 6.98% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Oregon’s economic recovery continued, albeit at a slower pace than the nation’s, aided by its low electricity costs and proximity to Asian markets, which make it a center of high-tech manufacturing. The state’s unique dependence on personal income taxes, however, posed challenges for Oregon as slow job growth weighed on tax collection revenues. Continued improvement of the state’s economy resulted in declines for only two employment sectors, government and other services. All other employment sectors showed gains, led by leisure and hospitality as well as information. Benefiting from a recent acceleration in manufacturing and exports, the state also registered gains in the manufacturing sector as well as the trade, transportation and utilities sector. The state’s 9.6% unemployment rate was higher than the 9.1% national rate in August 2011.3

3. Source: Bureau of Labor Statistics.

Semiannual Report | 59

The 2009-11 biennial budget resolved a sizable shortfall through a combination of reduced expenditures, new revenues from increased personal and corporate income taxes, federal stimulus funds and the state’s own reserves. To rebalance the budget in light of falling tax receipts during and just after the recession, the governor made across-the-board general fund reductions that allowed the state to end the biennium with a small operating surplus. The new 2011-13 budget proposal assumed modest revenue growth to keep operations in balance, while limiting expenditure growth to a level below the expected revenue growth. The biennial budget did not rely on tax increases or the use of nonrecurring resources, and assumed a positive ending budget balance.

Oregon’s debt levels were significantly higher than U.S. averages, with net tax-supported debt of $2,006 per capita and 5.6% of personal income compared with the national medians of $1,066 and 2.8%.4 Independent credit rating agency Moody’s Investors Service assigned Oregon’s general obligation bonds a rating of Aa1 with a stable outlook.5 The rating and outlook reflected Moody’s assessment of the state’s maintenance of moderate reserves, effective voter initiative management to balance the budget and sufficiently funded pension systems. Moody’s also expected Oregon’s debt levels to rise slightly but remain manageable. The state’s chief credit challenge lies in its reliance on economically sensitive personal income taxes, which increases budgetary strain as reflected in the large revenue shortfalls of recent years.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Moody’s rating of the Fund.

60 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Oregon Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 61

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

62 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Oregon personal income tax rate of 42.15%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.64% and +6.63%.

Semiannual Report | 63

Your Fund’s Expenses

Franklin Oregon Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

64 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 65

Franklin Pennsylvania Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Pennsylvania Tax-Free Income Fund’s

     AA semiannual report for the period ended August 31, 2011.

AAA

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.83 on February 28, 2011, to $10.33 on August 31, 2011. The Fund’s Class A shares paid dividends totaling 22.54 cents per share for the same period.2 The Performance Summary beginning on page 69 shows that at

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 145.

66 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.17% based on an annualization of the current 3.75 cent per share dividend and the maximum offering price of $10.79 on August 31, 2011. An investor in the 2011 maximum combined effective federal and Pennsylvania personal income tax bracket of 37.00% would need to earn a distribution rate of 6.62% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Pennsylvania’s broad, diverse economy outperformed the national economy during the reporting period as it recovered from the national recession. Anchored by its services sectors, it has high wealth levels as measured by median household effective buying income. The commonwealth weathered the housing market crisis relatively well, with lower foreclosure rates and more stable home prices than most states. New housing starts rebounded in 2010 and were projected to continue growing in 2011 and 2012. Pennsylvania’s largest growth prospect stems from the emergence of the Marcellus Shale natural gas reserve as possibly the world’s second-largest natural gas field, prompting companies to spend billions in the commonwealth to increase production. With the number of drilled wells increasing rapidly, the expanded natural gas industry is projected to contribute significantly to Pennsylvania’s economy by the end of the decade. The commonwealth’s improving economy reduced layoffs toward prerecession levels and resulted in declines for only two employment sectors, government and information services. All other sectors showed gains, led by mining

Semiannual Report | 67

and logging. Pennsylvania’s unemployment rate was 8.2% in August 2011, compared with the 9.1% national rate.3

The commonwealth has solid financial management practices that include conservative budgeting, active monitoring of actual revenues and expenditures, and a history of timely budget revisions when necessary. Pennsylvania ended fiscal year 2011 with a general fund balance that was considerably higher than originally budgeted, as a result of an improving economy and spending cuts initiated throughout the fiscal year. The enacted fiscal year 2012 budget addressed the expiration of the federal stimulus program and was balanced, with no new taxes, largely by resetting state expenditures close to fiscal year 2009 levels.

Pennsylvania’s debt levels were moderate and in line with national medians. Net tax-supported debt was 2.7% of personal income and $1,075 per capita, compared with the 2.8% and $1,066 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed the AA rating and stable outlook of Pennsylvania’s existing general obligation bonds.5 The rating reflected the commonwealth’s diverse economic base, high wealth levels, historically adequate reserves and relatively favorable debt profile, offset by its growing unfunded pension liability. The stable outlook reflected S&P’s expectation the commonwealth would address its structural deficit in future fiscal years.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate S&P’s rating of the Fund.

68 | Semiannual Report

Performance Summary as of 8/31/11

Franklin Pennsylvania Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 69

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

70 | Semiannual Report

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 8/31/11.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/29/11 for the maximum combined effective federal and Pennsylvania personal income tax rate of 37.00%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the 30 days ended 8/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.60% and +6.61%.

Semiannual Report | 71

Your Fund’s Expenses

Franklin Pennsylvania Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

72 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.19%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 73

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

74 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 75

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

76 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%		
Arizona 88.7%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,		
7/01/26	$ 2,500,000	$ 2,848,449
7/01/27	3,000,000	3,396,900
7/01/28	3,350,000	3,771,765
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30	2,250,000	2,267,258
Arizona Health Facilities Authority Hospital System Revenue,		
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32	3,280,000	3,525,803
Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11	245,000	245,000
Arizona Health Facilities Authority Revenue, Banner Health,		
Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	15,715,200
Series A, 5.00%, 1/01/35	10,000,000	10,085,700
Series D, 5.50%, 1/01/38	17,500,000	18,016,600
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	10,811,400
Arizona State Board of Regents University System Revenue, Series A, 5.00%, 6/01/39	8,650,000	9,061,740
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,100,100
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,031,294
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,183,400
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,094,920
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,		
7/01/28	15,540,000	16,482,812
7/01/29	7,500,000	7,927,950
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,007,770
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,549,977
Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,		
7/01/23	2,890,000	2,951,702
7/01/25	2,250,000	2,288,813
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, 5.00%, 7/01/28	7,000,000	6,744,990
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/40	15,785,000	12,004,492
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	19,030,331
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	12,618,800
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	10,977,000
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	25,430,750
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,		
5.00%, 12/01/32	4,025,000	3,518,736
5.00%, 12/01/42	12,870,000	10,732,293
Series B, 5.00%, 12/01/37	3,000,000	2,536,080
Glendale IDAR, Midwestern University,		
5.00%, 5/15/35	5,000,000	4,870,950
5.125%, 5/15/40	10,000,000	9,771,500
Refunding, 5.00%, 5/15/31	7,080,000	7,035,608

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23	$ 2,000,000	$ 2,090,140
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38	10,000,000	10,232,300
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,700,000	7,872,018
Goodyear Water and Sewer Revenue, sub. lien,		
Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,570,560
Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,038,810
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	8,977,193
Marana Municipal Property Corp. Municipal Facilities Revenue,		
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,108,437
Series A, 5.00%, 7/01/28	3,000,000	3,126,420
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,662,752
Maricopa County IDA, MFHR,		
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,296,480
Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,573,259
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West Project, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,182,420
Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,251,599
Catholic Healthcare West Project, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,075,055
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,499,925
Maricopa County IDA Hospital Facility Revenue,		
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,004,480
Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37	5,000,000	5,001,400
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,283,706
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,739,335
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,000,700
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,446,065
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,132,351
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,141,600
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,712,554
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,355,970
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,		
5.25%, 7/01/33	5,000,000	5,155,600
5.00%, 7/01/38	5,000,000	5,051,450
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,625,950
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,897,751
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,906,080
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,748,500
Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,186,075
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	3,890,000	3,813,950

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Northern Arizona University COP, Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30	$ 2,000,000	$ 2,010,440
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	5,022,300
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,041,800
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,243,000
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,025,890
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,035,100
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,286,447
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	4,022,480
7/01/28	2,000,000	2,024,220
7/01/29	2,000,000	2,007,020
7/01/36	5,000,000	4,771,750
7/01/37	7,000,000	6,676,950
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	3,550,000	3,595,263
7/01/41	5,000,000	5,053,300
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,690,432
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/20	9,710,000	9,737,673
junior lien, Refunding, NATL RE, FGIC Insured, 5.125%, 7/01/21	10,000,000	10,028,800
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/24	7,050,000	7,061,139
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,069,980
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,515,867
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,841,275
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,		
Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/26	3,250,000	3,293,615
Series A, 5.00%, 7/01/39	14,780,000	15,667,835
Phoenix GO, Various Purpose, Series B,		
5.00%, 7/01/27	4,845,000	4,923,053
Pre-Refunded, 5.00%, 7/01/27	3,515,000	3,652,472
Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.90%, 1/01/23	945,000	946,115
Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,		
9/15/21	4,300,000	4,330,530
9/15/28	4,000,000	4,001,360
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,200,000	13,364,442
Series C, AMBAC Insured, 5.00%, 7/01/37	9,350,000	6,327,893
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	14,733,750
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,013,160
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,608,750
Pima County Arizona, 5.125%, 9/01/27	8,655,000	8,868,259

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Pinal County Electric District No. 4 Electric System Revenue, 6.00%,		
12/01/23	$ 525,000	$ 558,469
12/01/28	740,000	768,927
12/01/38	1,150,000	1,164,663
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,858,022
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,431,900
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,243,100
Series A, 5.00%, 1/01/38	7,000,000	7,299,670
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	8,821,900
12/01/37	10,000,000	8,674,100
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,017,700
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,461,525
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	4,613,246
12/01/35	2,000,000	1,739,140
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,133,070
7/01/34	11,510,000	10,528,657
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,519,998
Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,		
5.40%, 11/20/22	1,090,000	1,109,642
5.45%, 11/20/32	1,285,000	1,298,068
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,000,800
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	993,530
Tucson Water System Revenue, Refunding, 5.00%,		
7/01/28	1,230,000	1,317,797
7/01/29	1,765,000	1,879,972
7/01/32	5,000,000	5,339,600
University Medical Center Corp. Hospital Revenue,		
5.00%, 7/01/35	7,000,000	6,272,980
6.50%, 7/01/39	4,750,000	4,913,970
Refunding, 6.00%, 7/01/39	5,000,000	5,021,550
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, 5.00%,		
6/01/26	7,070,000	7,190,543
6/01/28	7,000,000	7,059,640
6/01/31	5,565,000	5,605,958
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,		
Series A, 6.00%, 8/01/33	2,000,000	2,005,260
Series B, 5.625%, 8/01/33	2,315,000	2,250,990
Series B, 5.625%, 8/01/37	12,435,000	11,639,409
		864,623,124

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories 9.2%		
Puerto Rico 9.2%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	$ 5,000,000	$ 4,145,300
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	4,964,250
Public Improvement, Series A, 5.375%, 7/01/28	3,355,000	3,361,509
Series A, 5.25%, 7/01/37	10,000,000	9,407,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue, Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12	260,000	260,806
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	8,190,000	8,121,777
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	45,416,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.50%, 8/01/37	6,000,000	6,104,580
Series C, 5.25%, 8/01/41	8,040,000	8,015,478
Total Municipal Bonds (Cost $947,166,720) 97.9%		954,420,324
Other Assets, less Liabilities 2.1%		20,115,771
Net Assets 100.0%		$974,536,095

See Abbreviations on page 178.

82 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 83

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

84 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 15, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%		
Colorado 86.9%		
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$10,000,000	$ 10,038,400
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,		
5/15/34	2,000,000	2,144,800
5/15/39	2,150,000	2,299,877
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	15,119,400
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,009,497
Aurora Hospital Revenue, Children's Hospital Assn., 5.00%, 12/01/40	2,500,000	2,432,400
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/36	5,880,000	6,128,665
8/01/39	10,000,000	10,406,900
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,187,682
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,504,125
Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33	5,300,000	5,785,109
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,440,880
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,522,950
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,757,945
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	8,987,785
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,115,200
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31	7,500,000	7,566,525
Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	7,025,433
Colorado Educational and Cultural Facilities Authority Revenue,		
Alexander Dawson School, 5.00%, 2/15/40	5,280,000	5,305,133
James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37	6,060,000	5,670,039
Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38	9,000,000	8,741,610
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	6,545,000	6,789,914
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	10,005,000	10,379,387
Colorado Health Facilities Authority Revenue,		
Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	3,903,640
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,347,575
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	2,938,431
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,018,757
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,103,977
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,660,070
Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26	2,500,000	2,555,500
Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31	5,500,000	5,620,780

86 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Colorado HFAR,		
MF, Project II, Series A-2, 5.30%, 10/01/23	$ 1,645,000	$ 1,645,855
MF, Project II, Series A-2, 5.375%, 10/01/32	3,605,000	3,606,009
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,337
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,096,660
Colorado Springs Hospital Revenue,		
6.375%, 12/15/30	3,785,000	3,787,763
Refunding, 6.25%, 12/15/33	5,000,000	5,229,200
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,554,840
Colorado Springs Utilities Revenue,		
Series D-1, 5.25%, 11/15/33	5,000,000	5,408,500
sub. lien, System Improvement, Series B, 5.00%, 11/15/33	3,000,000	3,054,600
Colorado State Board of Governors University Enterprise System Revenue, Series A,		
5.00%, 3/01/34	2,250,000	2,352,825
5.00%, 3/01/39	7,200,000	7,486,920
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,401,960
Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic Facility Project, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,035,050
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	4,955,100
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,786,800
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,194,640
Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38	4,500,000	4,524,750
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,402,993
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,060,650
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	7,421,440
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	9,739,780
Refunding, 6.00%, 10/01/35	5,500,000	5,646,630
Refunding, 5.00%, 1/01/40	7,320,000	7,146,150
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	1,938,320
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,675,360
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	5,668,953
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,578,750
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,		
6.15%, 9/01/11	35,000	35,000
6.30%, 9/01/14	25,000	25,099
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,021,900
Parker Water and Sanitary District, NATL Insured, 5.00%, 9/01/30	5,000,000	5,031,600
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,031,738
Denver City and County Airport Revenue,		
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,566,350
Series D, 7.75%, 11/15/13	455,000	489,703

Semiannual Report | 87

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	$14,500,000	$ 12,515,385
Denver Health and Hospital Authority Healthcare Revenue,		
5.50%, 12/01/30	1,500,000	1,452,990
5.625%, 12/01/40	4,000,000	3,868,840
Refunding, Series A, 5.25%, 12/01/31	9,250,000	8,472,815
Series A, Pre-Refunded, 6.00%, 12/01/23	1,000,000	1,013,680
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,848,747
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,434,286
E-470 Public Highway Authority Revenue,		
5.25%, 9/01/25	2,500,000	2,374,050
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	630,780
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	1,767,714
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	2,738,432
El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,894,744
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	2,975,287
12/01/37	5,120,000	5,272,883
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,406,400
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,923,017
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,356,027
Mesa State College Auxiliary Facilities Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	9,013,550
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,618,663
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,825,475
Park Creek Metropolitan District Revenue,		
Senior Limited Property Tax, Refunding, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,679,075
Senior Limited Property Tax, Refunding, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,698,100
Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,613,060
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,735,746
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	10,614,186
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,071,080
5.50%, 12/01/31	1,010,000	1,078,367
5.25%, 12/01/38	3,615,000	3,695,145
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	4,115,000	4,251,495
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,118,150
Regional Transportation District Sales Tax Revenue,		
5.00%, 11/01/38	10,000,000	10,586,600
FasTracks Project, Series A, AMBAC Insured, 5.00%, 11/01/31	14,150,000	14,802,315

88 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal, NATL Insured, 5.00%, 12/01/29	$ 6,100,000	$ 6,316,794
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,302,527
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	11,006,644
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,849,924
University of Colorado Enterprise System Revenue,		
Series A, 5.375%, 6/01/38	3,000,000	3,226,470
University of Colorado Regents, NATL Insured, 5.00%, 6/01/32	3,000,000	3,128,790
University of Colorado Hospital Authority Revenue,		
Refunding, 6.00%, 11/15/29	5,000,000	5,256,800
Series A, 5.00%, 11/15/37	2,000,000	1,904,540
Series A, 5.25%, 11/15/39	3,000,000	2,952,060
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,815,195
Western State College Revenues, 5.00%,		
5/15/34	2,000,000	2,093,400
5/15/39	2,000,000	2,081,440
Westminster Building Authority COP, NATL Insured, Pre-Refunded, 5.25%, 12/01/22	5,000	5,060
		582,872,339
U.S. Territories 11.1%		
Guam 0.8%		
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,039,140
5.75%, 12/01/34	3,565,000	3,578,547
		5,617,687
Puerto Rico 10.0%		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%, 7/01/35	5,000,000	4,867,700
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%, 7/01/35	1,470,000	1,460,180
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/41	7,560,000	6,696,421
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	13,408,962
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	1,335,000	1,335,414
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,102,340
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,677,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Refunding, Series C, 5.375%, 8/01/38	2,370,000	2,392,397
Series A, 5.50%, 8/01/37	5,000,000	5,087,150
Series A, 5.50%, 8/01/42	3,000,000	3,044,160
Series B, 6.375%, 8/01/39	10,000,000	10,732,800
Series C, 5.50%, 8/01/40	10,000,000	10,168,300
		66,972,824

Semiannual Report | 89

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 15, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%		
Connecticut 75.5%		
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,		
Church Homes Inc. Project, Refunding, 5.80%, 4/01/21	$ 4,000,000	$ 3,953,640
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	2,000,000	1,935,580
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23	750,000	753,975
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18	1,075,000	1,075,505
Connecticut State Development Authority PCR,		
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	5,500,000	5,533,495
United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26	1,000,000	1,018,500
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37	5,000,000	4,887,200
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	1,000,000	1,000,080
Connecticut State GO,		
Series A, 5.00%, 2/15/29	10,000,000	11,134,400
Series B, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,036,990
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,463,650
Connecticut State Health and Educational Facilities Authority Revenue,		
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	18,829,840
Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	4,935,800
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	882,220
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,562,165
Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29	3,500,000	3,499,930
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,965,385
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,249,825
Fairfield University, Series M, 5.00%, 7/01/26	450,000	471,128
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	1,013,190
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,236,390
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,029,200
Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29	1,000,000	1,002,350
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,246,150
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,121,020
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,378,835
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	320,000	393,139
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,494,073
New Horizons Village Project, 7.30%, 11/01/16	2,580,000	2,592,126
New Money, Series O, 5.00%, 7/01/35	4,000,000	4,088,480
New Money, Series O, 5.00%, 7/01/40	5,000,000	5,074,450
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,705,267
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,008,150
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	15,033,300
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37	1,170,000	1,049,712
Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28	4,000,000	3,919,520
Sacred Heart University, Series G, 5.375%, 7/01/31	1,500,000	1,515,270
Sacred Heart University, Series G, 5.625%, 7/01/41	5,500,000	5,580,300
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,162,900

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
Connecticut State Health and Educational Facilities Authority Revenue, (continued)		
Series B, NATL Insured, 5.00%, 7/01/33	$ 2,000,000	$ 2,005,380
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,397,587
Stamford Hospital, Series I, 5.00%, 7/01/30	7,000,000	7,119,350
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,571,340
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,147,239
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	2,012,100
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,913,878
Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	872,260
Wesleyan University, 5.00%, 7/01/39	10,000,000	10,508,700
Western Connecticut Health, Series M, 5.375%, 7/01/41	7,000,000	7,098,070
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	10,853,053
Yale University, Series A-2, 5.00%, 7/01/40	10,000,000	10,702,000
Yale University, Series Y-1, 5.00%, 7/01/35	10,000,000	10,415,100
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,474,000
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	10,830,960
Connecticut State HFA Housing Mortgage Finance Program Revenue,		
5.20%, 11/15/34	1,770,000	1,827,596
5.30%, 11/15/39	2,350,000	2,402,663
Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,277,245
Sub Series C-1, 4.95%, 11/15/39	6,085,000	6,138,791
Sub Series D-2, 5.00%, 5/15/31	4,860,000	4,955,791
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B-2, 5.00%, 11/15/41	3,700,000	3,730,858
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,661,578
Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33	3,170,000	3,174,565
Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38	1,295,000	1,296,904
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,039,690
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,006,870
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	453,335
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,579,350
Connecticut State Higher Education Supplemental Loan Authority Revenue,		
CHESLA Loan Program, Series A, 5.05%, 11/15/27	890,000	940,659
Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18	520,000	522,361
Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17	365,000	372,848
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,		
7/01/26	6,025,000	6,544,777
7/01/27	4,060,000	4,389,469
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,		
Series A, AGMC Insured, Pre-Refunded, 5.375%, 10/01/18	1,000,000	1,003,630
Series B, AMBAC Insured, 5.00%, 12/01/22	1,000,000	1,032,190
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,291,650
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,466,330
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,067,050
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,066,800
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	28,046
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	2,975,000	3,152,161

Semiannual Report | 95

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	$ 1,000,000	$ 1,080,550
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,065,020
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,663,310
Refunding, Twenty-second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,167,700
Series A, NATL Insured, 5.00%, 8/01/33	5,000,000	5,074,950
University of Connecticut Revenue, Student Fee,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,335,700
Series A, 5.00%, 5/15/23	10,000,000	10,207,500
		353,772,084
U.S. Territories 23.2%		
Puerto Rico 22.8%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	4,000,000	3,316,240
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/44	1,000,000	1,010,470
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,020,580
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	835,000	835,058
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,161,000
Series A, 5.00%, 7/01/29	1,000,000	996,430
Series A, 5.125%, 7/01/31	3,195,000	3,088,639
Series A, 5.00%, 7/01/33	465,000	439,016
Series A, 5.00%, 7/01/34	280,000	262,248
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	1,000,000	1,039,110
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	580,999
Series B, 5.00%, 7/01/35	1,895,000	1,746,299
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,718,672
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	120,000	110,995
Series G, 5.00%, 7/01/33	400,000	377,648
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	651,588
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,790,000	5,975,268
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	3,865,000	3,655,517
Puerto Rico Electric Power Authority Power Revenue,		
Series II, Pre-Refunded, 5.25%, 7/01/31	1,000,000	1,051,140
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,170,860
Series TT, 5.00%, 7/01/32	10,000,000	9,635,900
Series WW, 5.50%, 7/01/38	6,700,000	6,718,291
Series XX, 5.25%, 7/01/40	1,000,000	963,980
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,414,858
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	920,160

96 | Semiannual Report

See Abbreviations on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

98 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 99

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

100 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%		
Michigan 89.4%		
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	$ 1,960,000	$ 2,200,433
5/01/29	2,125,000	2,385,674
5/01/34	6,690,000	7,510,662
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32	7,300,000	5,189,278
Allendale Public School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27	6,450,000	6,658,400
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32	5,490,000	5,667,382
Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	12,036,161
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	9,000,000	9,701,550
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,000,000	4,210,720
5/01/34	10,165,000	10,575,056
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,213,480
Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/31	3,200,000	3,223,680
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26	3,665,000	3,846,711
Carman-Ainsworth Community School District GO,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27	1,550,000	1,597,260
NATL RE, FGIC Insured, 5.00%, 5/01/27	1,400,000	1,405,712
Central Michigan University Revenue,		
General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	8,996,009
Series A, AMBAC Insured, 5.05%, 10/01/32	10,000,000	10,091,500
Detroit City School District GO, School Building and Site Improvement,		
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	10,695,500
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	38,330,000	39,568,442
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,851,957
Series B, FGIC Insured, 5.00%, 5/01/25	2,000,000	2,022,640
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,197,000
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,202,350
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,351,150
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,602,262
Detroit Sewer Disposal System Revenue,		
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,366,285
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,801,643
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,075,260
Detroit Water Supply System Revenue,		
FGIC Insured, ETM, 6.25%, 7/01/12	250,000	262,335
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	19,582,400
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,604,224
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,713,049
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	17,769,150
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	38,269,696
senior lien, Series A, NATL Insured, 5.00%, 7/01/27	4,930,000	4,931,676
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,401,368

102 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27	$ 5,500,000	$ 5,501,925
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,		
6/01/28	6,730,000	7,276,072
6/01/33	14,700,000	15,892,758
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,		
5.00%, 5/01/26	2,700,000	2,802,330
5.00%, 5/01/29	820,000	846,871
Pre-Refunded, 5.00%, 5/01/29	1,930,000	2,164,032
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25	100,000	99,992
Fennville Public Schools GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,251,777
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,648,678
NATL RE, FGIC Insured, 5.00%, 5/01/30	2,085,000	2,154,389
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,		
10/01/26	1,500,000	1,501,530
10/01/31	3,255,000	3,257,051
Fowlerville Community School District GO, NATL RE, FGIC Insured, 5.00%,		
5/01/30	1,990,000	2,054,695
5/01/34	8,145,000	8,314,742
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,724,906
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,036,880
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,396,880
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,		
5.00%, 10/01/28	3,590,000	3,638,788
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,532,982
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,085,759
Grand Rapids Water Supply Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,174,270
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,585,050
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,127,270
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,831,128
Hazel Park School District GO, AGMC Insured, 5.00%,		
5/01/27	9,000,000	9,085,950
5/01/32	12,475,000	12,555,588
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,258,822
Jackson Brownfield RDAR,		
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	2,922,112
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	6,046,468
NATL RE, FGIC Insured, 5.125%, 6/01/22	2,290,000	2,325,907
NATL RE, FGIC Insured, 5.125%, 6/01/24	1,215,000	1,231,646
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	10,527,000

Semiannual Report | 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	$ 6,620,000	$ 6,727,972
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	2,270,000	2,357,894
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,237,500
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,294,280
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,069,000
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31	3,320,000	3,320,100
Lansing Board Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	10,835,600
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	4,400,000	4,527,556
5/01/37	4,325,000	4,437,883
Lenawee County Hospital Finance Authority Hospital Revenue,		
Lenawee Health Alliance, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19	2,115,000	2,118,046
Promedical Healthcare, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,420,000
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, 5.00%, 10/01/24	11,355,000	11,777,406
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,221,000
Facilities Program, Refunding, Series I, AGMC Insured, 5.00%, 10/15/24	5,000,000	5,007,900
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,490,851
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,076,880
Refunding, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,192,780
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,745,712
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,120,800
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,016,880
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/36	4,000,000	4,030,240
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	4,969,606
5/15/31	8,000,000	8,269,520
Michigan State HDA Rental Housing Revenue,		
Refunding, Series A, AMBAC Insured, 6.00%, 4/01/16	65,000	65,064
Series A, 5.25%, 10/01/46	10,155,000	9,931,692
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	9,606,100
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,165,185
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	5,843,372
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,011,700
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,753,413
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	300,897
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,627,029
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,077,222
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	948,190
Mid-Michigan Obligation Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,505,325
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39	5,000,000	5,203,850
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,505,475

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan State Hospital Finance Authority Revenue, (continued)		
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	$12,465,000	$ 11,814,701
St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,539,150
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,505,000	1,554,816
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,431,540
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,410,000
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,713,000
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	10,000,000	11,506,500
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,830,970
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,358,027
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	19,680,000	19,833,307
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,263,918
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%, 10/01/34	3,675,000	3,718,769
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	11,041,459
Oxford Area Community School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	5,425,000	5,464,765
5/01/31	4,865,000	4,900,660
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	724,122
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,806,675
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	566,948
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,048,821
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,		
6/01/23	1,620,000	1,680,151
6/01/27	2,635,000	2,732,838
Port Huron GO, Limited Tax, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/22	1,600,000	1,605,328
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,743,780
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,168,200
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,		
Refunding, 8.25%, 9/01/39	10,000,000	11,627,600
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	12,670,567
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	16,900,224
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,065,123
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,501,411
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,626,105
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,824,762

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	$ 9,040,000	$ 9,342,569
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	3,064,889
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,886,485
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,		
5/01/29	2,900,000	2,853,049
5/01/34	3,945,000	3,667,351
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,604,627
Thornapple Kellogg School GO, School Building and Site,		
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,018,075
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,593,750
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,201,925
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	4,804,253
5/01/38	8,150,000	8,467,035
Warren Consolidated School District GO, AGMC Insured, Pre-Refunded, 4.875%, 5/01/22	8,910,000	8,974,241
Warren Water and Sewer Revenue, AGMC Insured, Pre-Refunded, 5.125%, 11/01/23	2,450,000	2,468,596
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,087,380
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,528,120
Building Improvement, Series A, 6.75%, 11/01/39	4,965,000	5,236,586
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,884,480
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,530,116
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE, FGIC Insured, 5.00%,		
12/01/27	9,910,000	10,020,298
12/01/28	10,170,000	10,255,936
Wayne State University Revenues, General,		
AMBAC Insured, 5.00%, 11/15/30	2,925,000	2,990,491
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	24,470,334
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	22,635,793
West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured, 5.00%, 5/01/32	6,025,000	6,062,837
Western Michigan University Revenues, General, AGMC Insured, 5.00%,		
11/15/28	5,500,000	5,702,070
11/15/32	6,410,000	6,544,738
Western Townships Utilities Authority GO, Sewer Disposal System, NATL RE, FGIC Insured, 4.75%, 1/01/23	8,500,000	8,649,770
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, 5.00%, 5/01/32	9,375,000	9,505,031
Willow Run Community Schools GO, AGMC Insured, 5.00%, 5/01/31	12,550,000	12,574,472
Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	5,915,688
Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, NATL RE, FGIC Insured,		
5.00%, 5/01/32	1,765,000	1,771,972
Pre-Refunded, 5.00%, 5/01/32	4,300,000	4,435,450
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,507,852
		1,245,372,719

106 | Semiannual Report

See Abbreviations on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 107

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

108 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 109

aFor the period July 1, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

110 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.6%		
Minnesota 95.0%		
Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured, 4.875%, 2/01/24	$ 2,195,000	$ 2,314,737
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,490,790
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	7,094,541
Bemidji GO, Sales Tax, Refunding, 5.25%, 2/01/38	12,055,000	13,375,384
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23	2,500,000	2,664,150
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,122,720
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,		
2/01/19	5,025,000	5,746,741
2/01/20	5,025,000	5,654,331
2/01/21	4,035,000	4,484,862
Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22	1,000,000	1,017,590
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,135,396
Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,279,287
Cass Lake ISD No. 115 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22	3,805,000	4,009,861
Centennial ISD No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21	1,000,000	1,017,590
Chaska ISD No. 112 GO, School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,792,600
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26	2,415,000	2,557,340
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,750,423
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,500,000	1,511,550
Duluth ISD No. 709 COP, Full Term Certificates, Series B,		
4.75%, 2/01/25	8,445,000	9,093,660
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,505,095
Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21	3,075,000	3,129,089
Elk River ISD No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,		
2/01/23	5,000,000	5,299,200
2/01/24	6,265,000	6,598,361
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	2,530,000	2,653,110
Farmington ISD No. 192 GO, School Building,		
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,337,866
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,220,800
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,988,703
Fergus Falls ISD No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,833,128
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,110,849
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,		
12/01/27	2,475,000	2,602,611
12/01/28	2,590,000	2,695,025
12/01/30	2,535,000	2,604,789
Hennepin County Sales Tax Revenue,		
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,086,500
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,051,965
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,634,900

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	$ 8,000,000	$ 8,804,400
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22	3,880,000	3,950,189
Lake Superior ISD No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,447,497
Lakeville ISD No. 194 GO,		
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,305,959
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,757,917
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,461,790
Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	10,728,091
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,267,550
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,041,680
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,		
5.00%, 1/01/35	13,795,000	14,326,659
AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,008,526
BHAC Insured, 5.00%, 1/01/23	14,800,000	16,017,596
BHAC Insured, 5.00%, 1/01/26	10,000,000	10,587,300
Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15	425,000	430,627
Minneapolis GO, Various Purpose,		
Pre-Refunded, 5.125%, 12/01/28	3,000,000	3,035,580
Refunding, 4.00%, 12/01/25	4,500,000	4,716,405
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	38,894,100
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,355,556
Minneapolis Special School District No. 001 COP,		
Refunding, Series A, NATL Insured, 4.50%, 2/01/21	2,715,000	2,842,741
Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	1,975,116
Minnesota Agricultural and Economic Development Board Revenue,		
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,575,000	4,578,111
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,097,276
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,208
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,088,838
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,341,065
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,950,653
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,869,739
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,374,610
4.50%, 6/01/23	1,000,000	1,111,590
4.50%, 6/01/24	3,745,000	4,121,972
5.00%, 6/01/24	5,000,000	5,628,300

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minnesota State Colleges and University Revenue, Fund, Series A,		
4.50%, 10/01/26	$ 5,770,000	$ 6,143,204
5.00%, 10/01/28	2,135,000	2,372,199
4.625%, 10/01/29	6,615,000	7,009,915
NATL Insured, 5.00%, 10/01/22	1,745,000	1,890,254
NATL Insured, 5.00%, 10/01/23	1,825,000	1,961,638
NATL Insured, 5.00%, 10/01/24	1,900,000	2,037,731
NATL Insured, 5.00%, 10/01/25	1,155,000	1,222,856
NATL Insured, 5.00%, 10/01/26	1,715,000	1,810,405
NATL Insured, 5.00%, 10/01/32	5,540,000	5,748,082
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,384,570
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,141,100
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,125,800
NATL Insured, 5.00%, 6/01/26	10,000,000	10,950,500
State Various Purpose, Series A, 4.00%, 8/01/29	5,000,000	5,108,950
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,841,725
Various Purposes, Series A, 4.25%, 12/01/27	5,000,000	5,332,450
Various Purposes, Series A, 4.50%, 12/01/28	15,540,000	16,712,027
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,702,158
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,403,490
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	520,000	520,463
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	145,000	145,070
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	170,000	170,121
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,440,000	11,580,026
Residential Housing Finance, Series E, 5.10%, 1/01/40	10,955,000	11,052,609
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series D, 5.00%, 3/01/40	4,000,000	4,243,280
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,312,250
St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/21	1,750,000	1,755,950
St. John's University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/26	1,500,000	1,505,100
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,594,165
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,578,761
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,614,695
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,347,583
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,350,600
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,744,441
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,626,008
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	12,672,960
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,374,050
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,751,260
5.95%, 10/20/29	5,955,000	5,961,550
Mounds View ISD No. 621 GO,		
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,846,987
Alternate Facility, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,931,056
School Building, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,117,260

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	$ 5,110,000	$ 5,373,625
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,601,640
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,375,045
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,684,396
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,138,240
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,975,271
Osseo ISD No. 279 GO, Series A, AGMC Insured, 5.00%, 2/01/20	3,000,000	3,052,770
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,292,241
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,702,870
Plymouth Health Facilities Revenue, Westhealth Project, Series A, AGMC Insured,		
6.25%, 6/01/16	1,600,000	1,606,208
6.125%, 6/01/24	1,815,000	1,821,298
Prior Lake ISD No. 719 GO, Series C, NATL Insured, 5.00%,		
2/01/21	2,000,000	2,073,540
2/01/23	6,025,000	6,246,539
Robbinsdale ISD No. 281 GO,		
Refunding, Series A, NATL Insured, 4.50%, 2/01/22	3,000,000	3,140,280
School Building, Refunding, Series A, 4.00%, 2/01/22	2,020,000	2,295,871
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Series D, 5.00%, 11/15/38	10,000,000	10,421,500
Series E, 5.00%, 11/15/38	20,000,000	20,843,000
Rush City ISD No. 139 GO, School Building, NATL Insured,		
5.00%, 2/01/21	1,680,000	1,741,774
5.125%, 2/01/26	4,245,000	4,405,843
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,394,348
4.50%, 2/01/25	2,175,000	2,279,270
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,164,428
South Washington County ISD No. 833 GO, Series B, AGMC Insured, 5.00%, 2/01/23	4,000,000	4,070,360
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	4,593,545
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	10,404,847
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,476,720
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	2,552,850
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,167,472
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	13,127,890
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,139,680
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,323,083
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,141,970
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,161,120
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,095,030
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,281,070

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	$ 1,000,000	$ 1,065,390
Assured Guaranty, 5.50%, 5/01/39	27,200,000	28,852,400
Series A, 5.125%, 5/01/30	19,000,000	19,431,870
St. Michael ISD No. 885 GO,		
AGMC Insured, 5.00%, 2/01/23	3,300,000	3,358,047
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,920,406
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,198,950
St. Paul Housing and RDA Health Care Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,167,650
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,279,950
St. Paul ISD No. 625 GO, School Building, Series A, AGMC Insured, 5.00%,		
2/01/24	1,615,000	1,769,895
2/01/25	1,675,000	1,823,455
2/01/26	1,745,000	1,890,655
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,680,013
University of Minnesota Revenue, Series A,		
5.25%, 4/01/29	1,000,000	1,123,240
5.125%, 4/01/34	1,000,000	1,088,480
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,		
2/01/22	1,140,000	1,201,378
2/01/28	2,400,000	2,529,216
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,847,887
Watertown ISD No. 111 GO, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,929,429
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,814,055
Western Minnesota Municipal Power Agency Revenue,		
NATL Insured, 5.00%, 1/01/26	8,565,000	8,728,848
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,255,420
Series A, NATL Insured, 5.00%, 1/01/30	7,200,000	7,298,640
Willmar GO, Rice Memorial Hospital Project, AGMC Insured, 5.00%,		
2/01/22	2,550,000	2,624,078
2/01/25	3,000,000	3,065,520
2/01/32	5,415,000	5,477,597
		943,231,587
U.S. Territories 3.6%		
Puerto Rico 3.4%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured,		
5.00%, 7/01/23	955,000	955,353
5.125%, 7/01/30	420,000	420,030
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,		
AGMC Insured, 6.25%, 7/01/21	10,000,000	11,767,200
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,060,250
Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,053,400
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,		
5.75%, 8/01/12	5,000,000	5,017,800
5.00%, 8/01/30	1,000,000	1,003,110

Semiannual Report | 115

See Abbreviations on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

116 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 117

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

118 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 119

aFor the period July 1, 2008 (effective date) to February 28, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

120 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.4%		
Ohio 93.6%		
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's Hospital Center, AGMC Insured, 5.00%, 11/15/22	$ 5,000,000	$ 5,062,450
Akron COP, District Energy Project, 5.00%, 12/01/30	10,865,000	11,098,054
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,185,000	1,246,608
Akron Income Tax Revenue, Community Learning Centers, Series A,		
4.50%, 12/01/33	15,000,000	15,042,150
NATL RE, FGIC Insured, 5.00%, 12/01/24	3,200,000	3,308,480
NATL RE, FGIC Insured, 5.00%, 12/01/33	18,005,000	18,246,807
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,035,970
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding,		
Series A, 5.25%, 6/01/38	15,000,000	15,124,200
Series B, 5.25%, 9/01/27	7,570,000	7,827,380
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,		
Assured Guaranty, 5.25%, 2/15/33	30,000,000	31,228,200
BHAC Insured, 5.00%, 2/15/38	22,000,000	22,658,240
Anthony Wayne Local School District GO, Refunding, AGMC Insured, 5.00%, 12/01/24	3,200,000	3,250,272
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%, 12/01/30	7,715,000	8,032,627
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,		
12/01/23	1,000,000	1,109,040
12/01/29	2,295,000	2,545,247
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36	2,940,000	2,961,021
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,374,659
Brookville Local School District GO, AGMC Insured, Pre-Refunded,		
5.25%, 12/01/22	1,075,000	1,192,218
5.00%, 12/01/31	3,000,000	3,310,440
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,293,158
Butler County Hospital Facilities Revenue, Kettering Health Network Obligation,		
6.375%, 4/01/36	5,000,000	5,360,350
5.625%, 4/01/41	5,000,000	4,939,400
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31	40,000	42,231
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,		
12/01/32	1,455,000	471,231
12/01/33	2,000,000	605,020
Central Local School District GO, Classroom Facilities, AGMC Insured, 5.75%, 12/01/22	1,555,000	1,567,129
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,		
12/01/22	1,905,000	1,215,390
12/01/23	1,905,000	1,152,430
12/01/24	1,905,000	1,094,651

Semiannual Report | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,		
12/15/26	$ 7,310,000	$ 7,800,940
12/15/27	7,000,000	7,432,110
Cincinnati City School District GO,		
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	2,500,000	2,758,700
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27	14,900,000	17,380,403
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28	5,000,000	5,765,900
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22	9,510,000	10,064,718
Cincinnati Technical College Revenue, AMBAC Insured,		
5.25%, 10/01/23	2,510,000	2,532,389
5.00%, 10/01/28	2,715,000	2,641,967
Cleveland Airport System Revenue,		
Series A, AGMC Insured, 5.00%, 1/01/31	20,215,000	20,188,720
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	9,618,750
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,296,125
Series C, Assured Guaranty, 5.00%, 1/01/27	28,385,000	28,747,476
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27	4,000,000	4,165,680
Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	2,079,300
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,077,000
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,078,500
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24	1,000,000	1,047,630
Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,		
1/01/22	2,075,000	2,106,997
1/01/23	4,285,000	4,351,075
1/01/25	8,150,000	8,275,673
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	11,654,811
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,064,484
8/01/28	2,145,000	1,756,691
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,424,935
Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/22	1,000,000	1,048,070
12/01/32	3,000,000	3,049,890
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%, 12/01/27	15,000,000	16,329,300
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,554,442
5.00%, 12/01/29	8,275,000	8,374,548

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Deerfield Township Tax Increment Revenue, Refunding, Series B, NATL Insured, 5.00%, 12/01/25	$ 1,000,000	$ 1,011,760
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,087,280
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,198,059
Eastlake GO, Capital Facilities, NATL Insured, 5.00%, 12/01/27	1,950,000	1,980,245
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,335,363
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,376,110
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,299,556
12/01/24	1,265,000	1,361,393
12/01/25	1,330,000	1,422,901
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,729,824
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, 5.00%, 12/01/28	2,085,000	2,157,183
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,241,315
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,700,167
Franklin County Hospital Revenue,		
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	15,237,450
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,274,097
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,020,250
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,703,985
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, 5.125%, 12/01/31	1,000,000	1,046,760
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,203,045
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,300,000	1,321,580
Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,		
12/01/27	1,205,000	1,251,706
12/01/28	1,265,000	1,310,021
12/01/32	2,675,000	2,745,620
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,475,000	1,561,037
12/01/28	2,620,000	2,772,825
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	12,589,553
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,724,405
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,569,398
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	8,143,933
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	4,392,000

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	$10,000,000	$ 10,258,400
Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	3,965,000	3,966,388
Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32	245,000	245,169
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	35,986,467
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,189,160
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	7,348,040
4.75%, 6/01/39	7,000,000	7,044,310
Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,		
11/01/18	1,010,000	1,024,918
11/01/19	1,015,000	1,029,525
11/01/20	1,120,000	1,135,646
11/01/21	1,180,000	1,196,095
Hilliard School District GO,		
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	1,727,669
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	3,393,478
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,052,200
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	4,738,590
12/01/36	5,000,000	5,219,100
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,382,236
12/01/30	2,250,000	2,340,293
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,839,750
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,450,382
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,264,970
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,598,075
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,166,040
5.00%, 12/01/27	6,195,000	6,556,354
5.00%, 12/01/30	3,320,000	3,513,656
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,		
12/01/24	2,380,000	2,453,709
12/01/25	2,500,000	2,571,450
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,363,458
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,343,121
12/01/31	2,595,000	2,921,010
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,366,823
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,428,700

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Lakewood City School District GO,		
NATL RE, FGIC Insured, 5.00%, 12/01/30	$ 9,170,000	$ 9,681,503
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,064,680
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	25,185,438
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	2,220,000	2,265,843
Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,254,400
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,450,460
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,203,954
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,328,326
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,108,002
Licking Heights Local School District GO, School Facilities Construction and Improvement, Refunding, Series A, NATL Insured, 5.00%, 12/01/26	2,345,000	2,497,519
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	13,991,995
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,830,080
Logan Hocking Local School District GO, Construction and Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/29	1,000,000	1,011,440
London City School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/22	700,000	708,008
12/01/29	1,500,000	1,517,160
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,670,406
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,617,105
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,085,360
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	10,846,343
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	750,473
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,406,138
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	11,220,657
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,539,305
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,828,012
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,345,800
Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31	1,500,000	1,532,145
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/32	3,610,000	3,747,866
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,489,664
12/01/30	2,650,000	3,112,080

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	$ 1,000,000	$ 710,180
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	678,870
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,014,660
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,751,295
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,190,475
Assured Guaranty, 4.75%, 12/01/47	5,000,000	4,982,500
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,658,373
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,204,006
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,295,950
4.50%, 12/01/38	2,500,000	2,472,725
Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,628,150
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/27	3,610,000	3,745,014
Medina GO, 5.00%, 12/01/22	1,100,000	1,138,687
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,143,555
Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22	1,675,000	1,747,226
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,511,450
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,379,794
Monroe Local School District GO,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,058,330
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,162,722
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	12,932,625
Refunding, Series A, 5.00%, 5/01/39	10,000,000	9,925,300
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,112,100
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,024,960
Mount Healthy City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/31	1,430,000	1,513,626
New Albany Community Authority Community Facilities Revenue, Refunding, Series B, AMBAC Insured,		
5.125%, 10/01/21	3,000,000	3,019,050
5.20%, 10/01/24	5,000,000	5,020,400
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	635,000	635,705
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,122,250
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	455,000	455,337
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,325,004
5.25%, 12/01/23	1,410,000	1,479,302

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	$ 5,545,000	$ 5,791,087
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,292,766
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,074,455
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,014,490
Ohio State Building Authority Revenue, State Facilities,		
Administration Building Fund Project, Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/22	3,100,000	3,185,188
Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,746,548
Ohio State Department of Transportation COP, Panhandle Rail Line Project, AGMC Insured, 6.50%, 4/15/12	270,000	271,083
Ohio State GO, Common Schools, Series B, Pre-Refunded, 4.625%, 9/15/22	5,000,000	5,116,850
Ohio State Higher Educational Facility Commission Revenue,		
AGMC Insured, 5.75%, 11/15/40	4,500,000	4,664,565
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,977,104
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,349,840
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	30,656,100
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	22,000,155
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,074,700
University Hospital, BHAC Insured, 4.75%, 1/15/46	15,000,000	15,048,450
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,892,310
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,592,905
Xavier University, 5.00%, 5/01/40	14,500,000	14,733,305
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,669,200
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,060,520
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,289,143
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,245,543
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,249,411
Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,649,675
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	4,315,000	4,384,256
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	1,016,272
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,387,977
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,688
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,135,600
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,852,883
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,047,358
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,079,551
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	90,785
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,505,095
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,826,739

Semiannual Report | 127

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Olentangy Local School District GO, (continued)		
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	$11,200,000	$ 12,666,752
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,308,567
Plainesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,592,009
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,875,916
12/01/26	2,725,000	3,006,983
12/01/30	2,260,000	2,493,865
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,173,610
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,036,050
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,306,300
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured, 5.25%, 12/01/26	725,000	756,951
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,799,594
[a]Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	9,822,690
Sidney City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,510,315
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,819,213
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,022,030
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	5,955,131
12/01/28	2,000,000	2,287,500
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,086,667
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,567,865
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	12,478,029
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,003,150
Sylvania City School District GO,		
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,574,940
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,021,935
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	4,837,941
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,570,650
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	1,990,681
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,652,175
Limited Tax, Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,246,450
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,597,170
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,692,987

128 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	$ 2,750,000	$ 2,860,660
Tri-Valley Local School District GO,		
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,486,617
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,352,254
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,791,071
Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20	1,475,000	1,516,905
Twinsburg GO,		
Golf Course, Refunding, FGIC Insured, Pre-Refunded, 5.00%, 12/01/21	1,000,000	1,011,440
Park Land and Conservation, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/21	1,000,000	1,011,440
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,194,575
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 4.75%, 1/01/25	1,080,000	1,102,280
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,503,025
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,297,670
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,174,800
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	19,505,780
University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%, 6/01/28	3,085,000	3,086,388
University of Cincinnati General Receipts Revenue,		
AMBAC Insured, 5.00%, 6/01/31	1,350,000	1,359,545
Refunding, Series F, 5.00%, 6/01/32	5,805,000	5,982,111
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	8,980,940
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,941,641
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,030,171
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,084,839
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,300,320
Series G, NATL Insured, 5.00%, 6/01/29	1,410,000	1,469,657
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,041,100
Van Wert City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,482,947
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,642,600
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,596,130
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	3,000,000	3,116,280
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,321,719
Wheelersburg Local School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/32	1,400,000	1,456,924
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,297,840
5.50%, 12/15/33	4,225,000	4,539,424
Zanesville City School District GO, School Improvement, NATL Insured,		
4.75%, 12/01/26	1,735,000	1,779,884
5.05%, 12/01/29	3,500,000	3,590,265
Pre-Refunded, 4.75%, 12/01/22	5,500,000	5,858,655
Pre-Refunded, 4.75%, 12/01/26	1,515,000	1,613,793
		1,460,429,466

Semiannual Report | 129

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) (continued)

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 131

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

132 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 15, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%		
Oregon 78.6%		
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$ 5,990,000	$ 6,042,712
Beaverton School District GO,		
AGMC Insured, 4.125%, 6/01/26	1,315,000	1,355,160
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,377,600
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,064,570
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,525,153
Canby GO, 5.00%, 6/01/36	3,000,000	3,071,820
Chemeketa Community College District GO, 5.00%,		
6/15/25	1,500,000	1,674,825
6/15/26	2,615,000	2,897,865
Clackamas County Canby School District No. 86 GO, AGMC Insured, 5.00%,		
6/15/23	1,000,000	1,080,110
6/15/25	1,000,000	1,068,990
Clackamas County Hospital Facility Authority Revenue,		
Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22	2,125,000	2,097,141
Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26	1,000,000	921,230
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,755,854
Willamette Falls Hospital Project, 6.00%, 4/01/19	1,000,000	1,002,900
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,790,399
Clackamas County School District No. 12 North Clackamas GO,		
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,336,130
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	26,971,250
Clackamas County School District No. 46 Oregon Trail GO,		
5.00%, 6/15/32	6,855,000	7,318,192
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	3,345,697
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	3,261,320
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,440,171
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,906,880
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,003,460
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,590,294
Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22	1,000,000	1,083,100
Coos County School District No. 13 GO, AGMC Insured,		
5.00%, 6/15/22	55,000	56,154
Pre-Refunded, 5.00%, 6/15/22	2,465,000	2,556,180
Deschutes and Jefferson Counties School District No. 2J Redmond GO,		
5.50%, 6/15/34	5,000,000	5,484,450
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,095,620
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,		
Refunding, 8.25%, 1/01/38	20,000,000	24,331,600
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,094,780
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21	1,000,000	1,069,650
Eugene Electric Utility Revenue,		
5.00%, 8/01/40	6,000,000	6,498,180
Refunding, 5.00%, 8/01/33	10,060,000	10,667,423

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Eugene Water Revenue, Refunding, 5.00%, 8/01/40	$ 4,425,000	$ 4,716,607
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,		
6.00%, 5/01/30	4,000,000	4,039,560
6.375%, 5/01/39	12,000,000	12,183,960
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	1,010,000	1,009,939
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29	5,360,000	5,542,240
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,		
10/01/26	2,000,000	1,974,520
10/01/31	2,000,000	1,897,600
Independence GO, City Hall Project, AGMC Insured, 5.00%,		
6/15/35	2,110,000	2,251,855
6/15/40	3,975,000	4,227,134
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,		
12/01/27	1,000,000	1,004,140
12/01/32	1,000,000	972,480
12/01/37	1,475,000	1,381,264
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,416,500
5.00%, 6/15/34	5,000,000	5,269,600
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,081,787
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,170,000	3,278,858
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,		
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,516,418
Refunding, 6.25%, 9/01/31	1,960,000	1,901,318
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,733,950
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,954,944
Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding, AGMC Insured, 4.75%, 6/15/25	3,510,000	3,548,996
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,456,650
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,700,014
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	2,693,857
6/15/28	2,000,000	908,480
6/15/29	1,925,000	819,877
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%, 6/15/20	5,700,000	5,828,022
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,770,198
6/01/27	1,675,000	1,794,561
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,259,874
5.60%, 6/15/30	9,495,000	10,365,597
Medford Hospital Facilities Authority Revenue, Asante Health System,		
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,529,500
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,172,610

Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West,		
Series A, 5.125%, 9/01/40	$ 5,500,000	$ 5,544,770
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,122,560
6/30/36	1,500,000	1,584,510
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,987,628
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation,		
AMBAC Insured, zero cpn., 6/01/16	2,260,000	1,864,929
Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway		
Project, 5.20%, 12/01/24	5,000,000	5,013,800
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,598,567
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	4,011,007
Oregon Health and Science University Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	7,463,033
Series A, 5.875%, 7/01/33	2,500,000	2,722,575
Series A, 5.75%, 7/01/39	13,175,000	14,195,535
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,943,050
Oregon State Department of Administrative Services COP,		
AGMC Insured, 4.625%, 5/01/30	7,795,000	7,884,798
Series A, 5.25%, 5/01/39	3,800,000	3,990,076
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,841,824
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	13,576,589
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	20,736,768
Series C, 5.00%, 11/01/34	8,000,000	8,281,040
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	19,737,017
4/01/28	18,225,000	19,990,638
4/01/29	1,750,000	1,908,602
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,375,251
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,472,258
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,357,621
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,454,020
senior lien, Series A, 5.00%, 11/15/33	10,850,000	11,591,272
Series A, 5.00%, 11/15/28	15,000,000	15,682,350
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,291,700
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,909,209
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%,		
7/01/35	3,660,000	2,841,514
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,516,575
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	32,031,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,020,260
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	998,600
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,782,175
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	32,133,009
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,643,160

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Oregon State Facilities Authority Revenue, (continued)		
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	$ 2,000,000	$ 2,095,300
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,682,900
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,521,150
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	8,828,861
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	6,146,341
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,981,291
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,065
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,315
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,033
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	2,842,686
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,021
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,274
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,592,430
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,060,609
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,789,801
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,326,750
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,845,782
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,865,191
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	7,062,000
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,308,100
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,177,262
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,126,021
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,543,890
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	5,350,000	5,529,011
Series C, 4.75%, 7/01/42	5,645,000	5,581,550
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	417,190
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15	945,000	945,973
Port of Portland International Airport Revenue,		
Portland International Airport, Refunding, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/23	3,000,000	3,031,110
Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%, 7/01/21	2,800,000	2,857,764
Series Nineteen, 5.50%, 7/01/38	23,000,000	24,433,360
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,320,450
Portland GO, Limited Tax,		
Series A, 5.00%, 6/01/24	10,000,000	10,112,900
Series A, NATL Insured, 5.125%, 6/01/30	6,315,000	6,379,855
Series B, zero cpn., 6/01/21	1,000,000	727,810
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,000,220

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Portland MFR,		
Civic Stadium Housing Project, Series A, 6.00%, 3/01/17	$ 660,000	$ 663,841
Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37	3,040,000	3,044,773
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured, 5.00%, 6/15/21	3,000,000	3,087,090
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,719,522
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,611,975
second lien, Series A, 5.00%, 3/01/34	25,270,000	26,830,170
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,443,410
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,330,276
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,438,281
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	994,100
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	987,930
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	985,110
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,630,375
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,227,523
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,009,220
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,856,628
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,411,755
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,873,648
Portland Water System Revenue,		
NATL Insured, 4.50%, 10/01/27	1,000,000	1,039,930
NATL Insured, 4.50%, 10/01/28	3,895,000	4,023,184
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,560,684
Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,023,760
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,041,704
Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,265,935
Salem Hospital Facility Authority Revenue,		
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,192,170
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	8,999,730
Series A, 5.75%, 8/15/23	10,000,000	10,994,100
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	3,823,980
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,463,448
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,234,981
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, 5.00%, 6/15/25	1,560,000	1,671,649
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	7,000,000	7,258,930
Washington Clackamas and Yamhill Counties School District No. 88J GO,		
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,500,761
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,338,420
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,316,095

138 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Washington Clackamas and Yamhill Counties School District No. 88J GO, (continued)		
Series A, NATL Insured, zero cpn., 6/15/27	$ 7,090,000	$ 3,434,396
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,357,841
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,293,977
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,970,934
Washington County Clean Water Services Sewer Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 10/01/19	3,905,000	3,918,160
Washington County GO, Obligations, Refunding, 4.375%, 6/01/26	1,000,000	1,066,140
Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,300,965
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,328,440
		951,387,267
U.S. Territories 18.3%		
Guam 0.4%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	876,170
12/01/29	3,250,000	3,291,340
		4,167,510
Puerto Rico 17.8%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	8,096,100
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	14,680,350
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	14,892,750
Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	9,964,300
Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	9,555,928
Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	9,668,900
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,711,950
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	15,875,990
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,192,500
Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,413,300
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,911,250
Puerto Rico Electric Power Authority Power Revenue,		
Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	9,608,507
Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	12,613,680
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,708,600
Series WW, 5.25%, 7/01/33	9,690,000	9,565,387
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	16,850,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,107,250

Semiannual Report | 139

See Abbreviations on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

140 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 141

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

142 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 143

aFor the period July 15, 2009 (effective date) to February 28, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

144 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%		
Pennsylvania 86.8%		
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28	$ 4,000,000	$ 4,005,240
Allegheny County GO,		
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	1,000,000	1,055,000
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27	3,000,000	3,165,390
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,165,100
Series C-65, 5.375%, 5/01/31	5,000,000	5,239,400
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,		
5.00%, 3/01/28	3,000,000	3,121,200
5.00%, 3/01/33	1,300,000	1,328,132
Series A, 5.50%, 3/01/31	3,000,000	3,205,650
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,137,300
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,718,053
Allegheny County Hospital Development Authority Revenue, 5.625%, 8/15/39	12,000,000	12,494,160
Allegheny County IDAR,		
County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29	1,485,000	1,500,325
County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	7,515,000	7,928,325
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	5,000,000	5,275,000
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding,		
Series DD-1, GNMA Secured, 5.35%, 11/01/19	245,000	245,113
Series DD-2, GNMA Secured, 5.40%, 11/01/29	1,030,000	1,030,103
Allegheny County Sanitation Authority Sewer Revenue,		
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,141,200
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,862,161
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,212,100
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28	1,550,000	1,610,776
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,481,370
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,973,644
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,225,606
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	5,000,000	5,535,500
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39	6,890,000	6,938,092
Bucks County IDAR,		
AMBAC Insured, Pre-Refunded, 5.125%, 9/15/31	2,000,000	2,002,460
George School Project, 5.00%, 9/15/41	5,000,000	5,167,250
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35	2,500,000	2,626,225
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,480,840
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,015,700
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,146,100
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,225,270
[a]Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Refunding, 5.375%, 12/01/41	3,000,000	3,050,550
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,038,270
6.125%, 11/15/39	3,200,000	3,307,552
6.25%, 11/15/44	2,500,000	2,584,950

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	$ 5,000,000	$ 5,256,050
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37	1,000,000	1,013,390
Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,		
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,554,845
Series HH1, 5.00%, 11/01/39	1,200,000	1,219,200
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36	10,000,000	10,190,800
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	3,415,000	3,898,701
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,096,100
Delaware County Authority College Revenue,		
5.00%, 11/15/40	3,000,000	3,146,340
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,142,918
Eastern College, Series C, 5.625%, 10/01/28	2,210,000	2,209,956
Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%, 12/15/31	5,000,000	4,185,800
Delaware County Authority Revenue, Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	12,430,368
Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,214,300
5.25%, 10/01/31	1,250,000	1,213,725
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,663,500
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	5,974,620
Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25	5,000,000	4,999,300
Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%, 3/15/38	2,000,000	2,006,900
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,463,775
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,183,190
[a]Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,182,662
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	7,500,000	7,404,825
General Authority of South Central Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,091,945
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,008,900
Greater Johnstown School District GO, Series C, NATL Insured, 5.125%, 8/01/25	3,605,000	3,627,856
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%, 7/01/27	1,500,000	1,352,895
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	2,074,295
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	8,270,424
9/01/35	7,500,000	7,537,650
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875%, 6/01/21	1,000,000	1,002,150

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	$ 1,700,000	$ 1,743,792
12/01/35	2,500,000	2,545,375
Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,500,000	1,506,435
Lehigh County General Purpose Authority Revenues,		
Lehigh Valley Hospital, Health Network, Series B, AGMC Insured, 5.25%, 7/01/19	2,750,000	2,782,092
Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,572,030
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,445,862
Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%, 12/01/39	10,000,000	10,533,400
Lycoming County Authority College Revenue, Pennsylvania College of Technology, AMBAC Insured, 5.25%, 5/01/32	5,030,000	4,893,687
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	20,000,000	19,299,400
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	5,980,408
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,080,906
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,022,350
Mercer County GO, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,006,660
Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	967,700
5.125%, 1/01/37	2,000,000	1,849,600
5.25%, 1/01/43	2,000,000	1,860,840
Montgomery County GO, 5.00%, 9/15/22	3,335,000	3,342,304
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	5,755,520
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities Inc. Obligated Group, 5.25%, 11/15/28	5,000,000	4,797,250
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,151,250
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,224,450
4/01/37	12,500,000	12,928,875
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,346,650
Northampton Borough Municipal Authority Water Revenue, NATL Insured,		
5.00%, 5/15/34	445,000	451,341
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,195,504
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	9,368,600
Series B, 5.50%, 8/15/33	2,200,000	2,071,784
Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	20,934,000
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,878,200
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,043,870
4/01/31	2,000,000	2,078,660

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Norwin School District GO,		
AGMC Insured, 5.00%, 4/01/37	$10,000,000	$ 10,293,200
AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,567,210
Series A, NATL Insured, 5.00%, 4/01/30	265,000	265,138
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,807,723
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	2,951,122
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	10,000,000	10,872,600
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,349,239
Pennsylvania Economic Development Financing Authority Water Facility Revenue,		
American Water Co. Project, 6.20%, 4/01/39	10,000,000	10,554,700
Aqua Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	25,992,000
Pennsylvania HFA, SFMR, Refunding, Series 105C,		
4.875%, 10/01/34	25,000,000	25,069,750
5.00%, 10/01/39	3,250,000	3,264,105
Pennsylvania State GO,		
Second Series, 5.00%, 4/15/23	10,000,000	11,446,300
Second Series A, 5.00%, 8/01/25	5,000,000	5,583,000
Pennsylvania State Higher Educational Facilities Authority Revenue,		
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,196,550
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,527,397
Drexel University, Series A, 5.20%, 5/01/29	750,000	757,298
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	25,724,861
Edinboro University Foundation, 6.00%, 7/01/43	3,500,000	3,460,450
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,216,300
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,131,252
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,151,690
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	15,196,950
State System of Higher Education, NATL Insured, 5.00%, 6/15/37	7,000,000	7,258,650
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,211,000
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,241,400
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	17,428,612
Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,171,450
Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	18,175,000	19,449,794
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,205,209
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,486,450
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,163,670
University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,200,800
University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,402,890
Widener University, 5.00%, 7/15/31	500,000	491,930
Widener University, 5.00%, 7/15/39	5,750,000	5,573,187
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%, 7/01/42	5,500,000	4,697,055
Pennsylvania State Public School Building Authority Community College Revenue, Community College Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,467,000

148 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project,		
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	$15,000,000	$ 16,217,100
Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,027,300
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,036,380
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,607,825
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,		
5.00%, 12/01/24	1,655,000	1,696,739
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,517,400
Pennsylvania State Turnpike Commission Turnpike Revenue,		
5.125%, 12/01/40	16,860,000	16,644,698
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,484,950
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,092,250
Series C1, 5.00%, 12/01/40	3,000,000	2,923,290
Series R, AMBAC Insured, 5.00%, 12/01/26	2,000,000	2,026,060
Series R, AMBAC Insured, 5.00%, 12/01/30	11,125,000	11,256,942
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	20,436,000
Subordinate, Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,401,550
Pennsylvania State University Revenue, 5.00%, 9/01/35	1,000,000	1,036,500
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,006,650
Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,350,755
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,791,794
International Apartments Temple University, Series A, 5.625%, 6/15/42	4,000,000	3,716,240
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,844,700
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	3,500,000	3,489,500
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	715,000	891,448
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,236,150
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,257,050
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,291,400
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series A,		
5.50%, 7/01/30	5,000,000	4,476,050
5.00%, 7/01/34	4,000,000	3,198,440
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,141,900
Philadelphia IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.125%, 10/01/26	4,000,000	4,053,800
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,369,503
4/01/39	2,500,000	2,582,675
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,653,172

Semiannual Report | 149

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	$ 5,000,000	$ 5,645,150
Series E, 6.00%, 9/01/38	5,000,000	5,411,050
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,087,870
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,969,895
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,781,756
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,290,640
Pine Richland School District Pennsylvania GO, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,729,299
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	1,295,000	1,295,376
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	610,000	669,518
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,177,780
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,		
Refunding, Series A, 5.875%, 12/01/31	555,000	568,043
Series A, Pre-Refunded, 5.875%, 12/01/31	1,945,000	1,990,474
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,605,660
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,161,750
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,253,456
Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21	2,000,000	2,033,220
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,090,120
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,314,400
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	7,224,714
Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27	5,025,000	5,253,386
State Public School Building Authority College Revenue,		
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,037,340
Westmoreland County Community College, NATL RE, FGIC Insured, 5.25%, 10/15/22	2,170,000	2,220,604
State Public School Building Authority School Revenue, Harrisburg School District Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,190,350
Susquehanna Area Regional Airport Authority Airport System Revenue,		
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,724,260
Series A, 6.50%, 1/01/38	4,000,000	3,885,320
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,305,050
Series B, 5.00%, 9/15/31	10,000,000	10,765,300
Upper St. Clair Township School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
7/15/28	465,000	481,791
7/15/28	535,000	556,914
Washington County GO,		
Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27	4,295,000	4,350,363
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	705,000	739,044

150 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Washington County IDA College Revenue, Washington Jefferson College, Refunding,		
5.25%, 11/01/30	$ 7,525,000	$ 7,919,837
5.00%, 11/01/36	8,470,000	8,594,255
West Allegheny School District GO, Refunding, Series D, NATL RE, FGIC Insured, 4.75%,		
9/01/19	2,000,000	2,020,620
9/01/20	3,805,000	3,840,196
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,031,340
Whitehall-Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,430,380
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,056,975
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,225,370
		1,152,028,291
U.S. Territories 11.9%		
Puerto Rico 11.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,121,987
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,125,550
Public Improvement, Series A, 5.00%, 7/01/29	4,000,000	3,985,720
Public Improvement, Series A, 5.00%, 7/01/33	13,960,000	13,179,915
Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,601,860
Series A, 5.00%, 7/01/28	5,000,000	4,877,500
Series A, 5.25%, 7/01/37	10,000,000	9,407,500
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	6,359,052
Puerto Rico Electric Power Authority Power Revenue,		
Series TT, 5.00%, 7/01/32	5,100,000	4,914,309
Series XX, 5.25%, 7/01/40	14,000,000	13,495,720
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,534,095
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	20,000,000	20,153,600
Series A, 6.00%, 8/01/42	34,000,000	35,697,280
Series C, 5.50%, 8/01/40	15,000,000	15,252,450
		147,706,538
U.S. Virgin Islands 0.8%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,780,950
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,528,820
		10,309,770
Total U.S. Territories		158,016,308
Total Municipal Bonds before Short Term Investments (Cost $1,272,326,733)		1,310,044,599

Semiannual Report | 151

Franklin Tax-Free Trust

Statement of Investments, August 31, 2011 (unaudited) (continued)

See Abbreviations on page 178.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

152 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 157

158 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 159

160 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 161

162 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of August 31, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Arizona Tax-Free Income Fund		Franklin Colorado Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended August 31, 2011				
Shares sold	1,022,815	$ 10,546,887	1,555,309	$ 17,354,813
Shares issued in reinvestment of distributions	18,770	198,963	26,164	300,452
Shares redeemed	(221,669)	(2,323,189)	(437,981)	(4,985,315)
Net increase (decrease)	819,916	$ 8,422,661	1,143,492	$ 12,669,950
Year ended February 28, 2011				
Shares sold	512,669	$ 5,602,573	574,694	$ 6,713,466
Shares issued in reinvestment of distributions	6,498	68,858	4,159	46,532
Shares redeemed	(386,863)	(4,083,750)	(329,158)	(3,735,311)
Net increase (decrease)	132,304	$ 1,587,681	249,695	$ 3,024,687

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2011				
Shares sold	1,745,992	$ 18,639,765	3,053,056	$ 35,712,969
Shares issued in reinvestment of distributions	503,126	5,380,702	1,603,586	18,778,378
Shares redeemed	(4,443,006)	(47,303,394)	(8,887,718)	(103,501,465)
Net increase (decrease)	(2,193,888)	$ (23,282,927)	(4,231,076)	$ (49,010,118)
Year ended February 28, 2011				
Shares sold	7,311,102	$ 79,511,741	11,226,069	$ 133,487,446
Shares issued in reinvestment of distributions	991,339	10,755,858	3,283,713	38,899,504
Shares redeemed	(10,362,701)	(110,357,732)	(22,307,808)	(261,454,441)
Net increase (decrease)	(2,060,260)	$ (20,090,133)	(7,798,026)	$ (89,067,491)
Class B Shares:				
Six Months ended August 31, 2011				
Shares sold			337	$ 3,943
Shares issued in reinvestment of distributions			7,146	83,955
Shares redeemed			(304,717)	(3,567,825)
Net increase (decrease)			(297,234)	$ (3,479,927)
Year ended February 28, 2011				
Shares sold			6,635	$ 78,903
Shares issued in reinvestment of distributions			28,303	338,431
Shares redeemed			(875,089)	(10,466,071)
Net increase (decrease)			(840,151)	$ (10,048,737)

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2011				
Shares sold	454,907	$ 4,893,270	704,084	$ 8,344,646
Shares issued in reinvestment of distributions	107,168	1,152,400	218,575	2,590,818
Shares redeemed	(1,031,807)	(11,041,589)	(1,653,752)	(19,453,510)
Net increase (decrease)	(469,732)	$ (4,995,919)	(731,093)	$ (8,518,046)
Year ended February 28, 2011				
Shares sold	2,457,435	$ 27,112,368	3,771,530	$ 45,678,078
Shares issued in reinvestment of distributions	218,789	2,388,954	463,002	5,549,071
Shares redeemed	(2,652,942)	(28,513,899)	(4,952,648)	(58,569,455)
Net increase (decrease)	23,282	$ 987,423	(718,116)	$ (7,342,306)
Advisor Class Shares:				
Six Months ended August 31, 2011				
Shares sold	513,472	$ 5,411,543	554,551	$ 6,356,517
Shares issued in reinvestment of distributions	12,262	131,391	13,193	155,347
Shares redeemed	(551,606)	(5,865,864)	(89,928)	(1,054,563)
Net increase (decrease)	(25,872)	$ (322,930)	477,816	$ 5,457,301
Year ended February 28, 2011				
Shares sold	1,486,160	$ 16,229,056	564,518	$ 6,776,763
Shares issued in reinvestment of distributions	6,296	66,373	5,558	64,703
Shares redeemed	(660,039)	(7,083,149)	(205,129)	(2,396,792)
Net increase (decrease)	832,417	$ 9,212,280	364,947	$ 4,444,674

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2011				
Shares sold	4,195,104	$ 50,774,936	3,342,073	$ 40,741,767
Shares issued in reinvestment of distributions	942,750	11,434,949	1,690,870	20,640,785
Shares redeemed	(6,224,526)	(75,071,943)	(9,738,818)	(118,039,458)
Net increase (decrease)	(1,086,672)	$ (12,862,058)	(4,705,875)	$ (56,656,906)
Year ended February 28, 2011				
Shares sold	10,914,685	$ 133,261,358	17,095,312	$ 212,766,451
Shares issued in reinvestment of distributions	1,804,094	21,890,477	3,225,465	39,845,648
Shares redeemed	(12,473,788)	(149,848,620)	(23,011,849)	(280,181,523)
Net increase (decrease)	244,991	$ 5,303,215	(2,691,072)	$ (27,569,424)

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class B Shares:				
Six Months ended August 31, 2011				
Shares sold			1,369	$ 16,568
Shares issued in reinvestment of distributions			11,167	136,519
Shares redeemed			(467,293)	(5,701,347)
Net increase (decrease)			(454,757)	$ (5,548,260)
Year ended February 28, 2011				
Shares sold			18,160	$ 229,651
Shares issued in reinvestment of distributions			43,289	538,999
Shares redeemed			(1,287,553)	(15,977,505)
Net increase (decrease)			(1,226,104)	$ (15,208,855)
Class C Shares:				
Six Months ended August 31, 2011				
Shares sold	1,294,274	$ 15,798,312	1,159,505	$ 14,278,817
Shares issued in reinvestment of distributions	205,080	2,508,576	382,030	4,712,052
Shares redeemed	(1,771,560)	(21,606,827)	(2,947,288)	(36,159,841)
Net increase (decrease)	(272,206)	$ (3,299,939)	(1,405,753)	$ (17,168,972)
Year ended February 28, 2011				
Shares sold	5,466,751	$ 67,373,672	8,376,188	$ 105,879,896
Shares issued in reinvestment of distributions	395,327	4,836,073	687,538	8,571,726
Shares redeemed	(3,509,383)	(42,295,438)	(6,259,145)	(76,595,917)
Net increase (decrease)	2,352,695	$ 29,914,307	2,804,581	$ 37,855,705
Advisor Class Shares:				
Six Months ended August 31, 2011				
Shares sold	1,248,887	$ 14,876,843	1,106,347	$ 13,235,805
Shares issued in reinvestment of distributions	19,921	243,271	26,142	320,163
Shares redeemed	(126,563)	(1,531,261)	(359,742)	(4,402,658)
Net increase (decrease)	1,142,245	$ 13,588,853	772,747	$ 9,153,310
Year ended February 28, 2011				
Shares sold	623,170	$ 7,397,563	983,536	$ 12,181,534
Shares issued in reinvestment of distributions	2,122	25,612	9,715	117,554
Shares redeemed	(79,702)	(971,906)	(487,913)	(5,901,225)
Net increase (decrease)	545,590	$ 6,451,269	505,338	$ 6,397,863

Semiannual Report | 169

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended August 31, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At February 28, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At February 28, 2011, deferred losses were as follows:

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2011, were as follows:

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended August 31, 2011, the Funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2011, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

ABBREVIATIONS

178 | Semiannual Report

Franklin Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 179

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

TF3 S 10/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

2

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

3

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date October 27, 2011

4